Employee Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	82
Present value of funded obligations	$ 6,791	$ 7,703
Employee benefit net	2,256	2,964
Fair value of the plan assets	268
Actual return on plans assets resulting to gain (losses)	$ 334	$ 500
Weighted average duration of the benefit benefit obligation	13 years 8 months 12 days	13 years 10 months 24 days
Defined Benefit Plan [Member]
Disclosure of defined benefit plans [line items]
Defined contribution plans	$ 147	$ 91	$ 101
Fair value of the plan assets	$ 1,018
Retirement or Leaving Service Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	61
Medical Cost Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	17
Medical Cost Plans [Member] | Brazil [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	$ 96
Other Long Term Employee Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans	4
Active Employees [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	$ 1,600
Deferred [member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	1,700
Members in Retirement [Member]
Disclosure of defined benefit plans [line items]
Present value of funded obligations	4,200
Funded Defined Benefit Plans [member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	192
Unfunded Defined Benefit Plans And Post Retirement Medical Plans [member]
Disclosure of defined benefit plans [line items]
Expected contribution towards defined benefit plans	$ 68